Fees Summary	Mar. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,253,000
Previously Paid Amount	0.00
Total Fee Amount	344.93
Total Offset Amount	0.00
Net Fee	344.93
Narrative - Max Aggregate Offering Price	$ 2,253,000
Final Prospectus	true